Property and Equipment, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 79,800,000	$ 84,500,000	$ 89,500,000
Capitalized interest	2,000,000	34,000
Impairment of Project Horizon				58,100,000
Assets anticipated to be utilized under the modified project	$ 9,400,000